Note 12 - Share-based Payments	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
12	Share-based payments

12.1	Cash-settled share-based payments
(a)	Restricted Share Units and Performance Units

Certain management and employees within the Group are granted Restricted Share Units (“RSUs”) and Performance Units (”PUs”) pursuant to provisions of the 2015 Omnibus Equity Incentive Compensation Plan (“OEICP”). All RSUs and PUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors.

RSUs vest three years after grant date given that the service conditions of the relevant employees have been fulfilled. The value of the vested RSUs is the number of RSUs vested multiplied by the fair market value of the Company’s shares, as specified by the OEICP, on the date of settlement.

PUs have a performance condition based on gold production and, in recent awards, average normalised controllable cost per ounce of gold and a performance period of one to three years. The number of PUs that vest will be the relevant portion of the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

RSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional RSUs at the then applicable share price. PUs have rights to dividends only after they have vested.

RSUs and PUs allow for settlement of the vesting date value in cash or, subject to conditions, shares issuable at fair market value or a combination of both at the discretion of the unitholder.

The fair value of the RSUs at the reporting date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation. The fair value of the PUs at the reporting date was based on the Black Scholes option valuation model. At the reporting date it was assumed that there is a 93%-100% probability that the performance conditions will be met and therefore a 93%-100% (2022: 93%-100%) average performance multiplier was used in calculating the estimated liability.

The liability as at December 31, 2023 amounted to $1,294 ( December 31, 2022: $2,217). Included in the liability as at December 31, 2023 is an amount of $660 (2022: $853, 2021: $692) that was expensed and classified as production costs; refer to note 9.

12	Share-based payments (continued)

12.1	Cash-settled share-based payments (continued)
(a)	Restricted Share Units and Performance Units (continued)

The cash-settled share-based expense for PUs for the period amounted to $463 (2022: $609, 2021: $477). During the period PUs to the value of $351 were settled in share capital (net of employee tax) (2022:  $804, 2021: $Nil) with the employee tax portion recognised in profit or loss.

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on December 31:

	December 31, 2023		December 31, 2022
	RSUs	PUs	RSUs	PUs
Risk free rate	–	3.88%	3.88%	3.88%
Fair value (USD)	–	12.20	12.52	12.42
Share price (USD)	–	12.20	12.40	12.42
Performance multiplier percentage	–	93-100%	–	93-100%
Volatility	–	0.90	1.29	0.91

Share units granted:	RSUs	PUs	RSUs	PUs
Grant - January 11, 2019	–	–	–	95,740
Grant - March 23, 2019	–	–	–	28,287
Grant - June 8, 2019	–	–	–	14,672
Grant - January 11, 2020	17,585	69,678	17,585	114,668
Grant - March 31, 2020	–	696	–	1,971
Grant - June 1, 2020	–	–	–	1,740
Grant - September 9, 2020	–	697	–	1,611
Grant - September 14, 2020	–	5,300	–	20,686
Grant - October 5, 2020	–	230	–	514
Grant - January 11, 2021	–	56,244	–	78,875
Grant - April 1, 2021	–	–	–	770
Grant - May 14, 2021	–	964	–	2,389
Grant - June 1, 2021	–	1,310	–	1,692
Grant - June 14, 2021	–	398	–	507
Grant - August 13, 2021	–	–	–	2,283
Grant - September 1, 2021	–	–	–	553
Grant - September 6, 2021	–	458	–	531
Grant - September 20, 2021	–	460	–	526
Grant - October 1, 2021	–	1,016	–	2,530
Grant - October 11, 2021	–	450	–	500
Grant - November 12, 2021	–	1,846	–	1,998
Grant - December 1, 2021	–	900	–	936
Grant - January 11, 2022	–	75,198	–	96,359
Grant - January 12, 2022	–	825	–	825
Grant - May 13, 2022	–	2,040	–	2,040
Grant - June 1, 2022	–	1,297	–	1,297
Grant - July 1, 2022	–	2,375	–	2,375
Grant - October 1, 2022	–	2,024	–	2,024
Grant - April 7, 2023	–	79,521	–	–
Grant - May 15, 2023	–	581	–	–
Grant - June 1, 2023	–	617	–	–
Grant - June 7, 2023	–	572	–	–
Grant - August 10, 2023	–	5,514	–	–
Grant - September 1, 2023	–	1,617	–	–
Grant - October 3, 2023	–	14,258	–	–
RSU dividends reinvested	1,980	–	1,980	–
Settlements/terminations	(19,565)	(144,772)	–	(254,491)
Total awards outstanding	-	182,314	19,565	224,408

12	Share-based payments (continued)

12.2	Equity-settled share-based payments
(a)	EPUs

PUs which are classified as equity-settled (i.e. there is no option to vest in cash) (“EPUs”) have a performance condition based on gold production, average normalised controllable cost per ounce of gold and a performance period of three years. The number of EPUs that vest will be the relevant portion of the EPUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

EPUs have rights to dividends only after they have vested.

The shares issued are subject to a minimum holding period of until at least the first anniversary of the EPUs vesting date.

The fair value of the EPUs at the reporting date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance percentage. At the reporting date it was assumed that there is a 100% probability that the performance conditions will be met and therefore a 100% performance multiplier was used in calculating the expense. The equity-settled share-based expense for EPUs as at December 31, 2023 amounted to $640 (2022: $417, 2021: $Nil).

The following assumptions were used in estimating the fair value of the equity-settled share-based payment  on:

Grant date	January 24, 2022	April 7, 2023
Number of units – remaining at reporting date	113,693	80,773
Share price (USD) - grant date	11.50	16.91
Fair value (USD) - grant date	10.15	15.33
Performance multiplier percentage at grant date	100%	100%

(b)	Share option programs

The maximum term of the options under the OEICP is ten years. Equity-settled share-based payments under the OEICP will be settled by physical delivery of shares. Under the OEICP the aggregate number of shares that may be issued pursuant to the grant of options, or under any other share compensation arrangements of the Company, will not exceed 10% of the aggregate issued and outstanding shares issued of the Company. At December 31, 2023 the Company had 20,000 options outstanding granted to the employees of 3PPB Plc (providing US investor relations services to Caledonia), P Chidley and P Durham in equal units each.

The fair value of share-based payments noted above was estimated using the Black-Scholes valuation model as the fair value of the services could not be estimated reliably. Service and non-market performance conditions attached to the arrangements were not taken into account in measuring fair value.

The equity-settled share-based expense relating to grants amounted to $Nil (2022: $67, 2021: $Nil).